Summary of significant accounting policies (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010
Statement [Line Items]
Net Loss	¥ (395.8)
Common Stock, Shares Issued	535,653,360
Receivables Allowance	¥ 373.6
Intangible Assets Estimated Useful Life	12 months
Ownership Percentage Description	the financial support letter from Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the former Chairman and the Chief Executive Officer, Mr. Wei, and from Dunxin Holdings Co., Ltd, a company that is 70% owned by the former Chairman and the Chief Executive Officer, Mr. Wei, which have expressed the willingness and intention to provide the necessary financial support to the Company
Term of land use right	40 years
PRC [Member]
Statement [Line Items]
Interest And Fee Income	6.00%
Equity Incentive Plan [member]
Statement [Line Items]
Common Stock, Shares Issued		1,069,615	269,252	23,200,000
Ordinary shares	384,000,000